TAX RECEIVABLE AGREEMENTS (Details) (USD $)								1 Months Ended					1 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Mar. 21, 2012 Vantiv Holding TRAs	Sep. 30, 2012 Pre-IPO investors	Mar. 21, 2012 Pre-IPO investors	Sep. 30, 2012 Fifth Third	Mar. 21, 2012 Fifth Third	Mar. 31, 2012 Fifth Third Vantiv Holding	Sep. 30, 2012 Advent	Mar. 21, 2012 Advent	Sep. 30, 2012 JPDN	Mar. 21, 2012 JPDN	Mar. 31, 2012 Class A Common Stock Fifth Third Vantiv Holding
Tax receivable agreement
Number of tax receivable agreements executed (in TRAs)			4
Payments to pre-IPO investors as percentage of cash saving in income tax			85.00%		85.00%		85.00%			85.00%		85.00%
Purchase of shares in subsidiary by the entity (in shares)													2,086,064
Purchase price for purchase of shares in subsidiary by the entity								$ 33,500,000
Obligation under tax receivable agreement	333,000,000	0		135,000,000		11,100,000			185,200,000		1,700,000
Deferred tax assets attributable to exchange of units of subsidiary						$ 7,000,000					$ 1,000,000